PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Principal Proceedings for Which Deem Risk of Loss as Possible (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	R$ 23,458,774	R$ 22,447,490
Provision for legal proceedings	1,801,186	1,644,061	R$ 1,360,898
Legal proceedings contingent liability, civil, regulatory and environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	6,597,105	6,939,743
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Civil [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	3,336,284	4,221,797
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	1,764,671	1,472,542
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Regulatory [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	1,496,150	1,245,404
Legal Proceedings Contingent Liability, Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	16,079,589	14,647,917
Legal Proceedings Contingent Liability, Tax [member] | Isolated fine - Federal taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	762,613	461,747
Legal Proceedings Contingent Liability, Tax [member] | Income tax and social contribution [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	6,297,550	5,404,264
Legal Proceedings Contingent Liability, Tax [member] | ICMS - Tax on circulation of goods [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	2,987,853	2,877,144
Legal Proceedings Contingent Liability, Tax [member] | IRRF [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	1,366,268	1,251,394
Legal Proceedings Contingent Liability, Tax [member] | PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	2,556,050	2,368,123
Legal Proceedings Contingent Liability, Tax [member] | MP 470 installment of debts [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	388,166	398,184
Legal Proceedings Contingent Liability, Tax [member] | Stock Grant Plan [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	68,846	65,260
Legal Proceedings Contingent Liability, Tax [member] | IOF on loans [Member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	149,323	136,286
Legal Proceedings Contingent Liability, Tax [member] | Reward Credit Compensation [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	138,753	186,048
Legal Proceedings Contingent Liability, Tax [member] | IPI - Tax on industrialized products [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	374,274	492,025
Legal Proceedings Contingent Liability, Tax [member] | INSS [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	161,037	180,533
Legal Proceedings Contingent Liability, Tax [member] | Others [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	828,856	826,909
Legal Proceedings Contingent Liability, Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	R$ 782,080	R$ 859,830